Employee benefit plans - Summary of movement in the fair value of plan assets of the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Plan assets
Disclosure of fair value of plan assets [line items]
Beginning Balance	$ 26,568	$ 48,059
Interest income on plan assets	778	1,881
Actuarial gain (loss)	(1,324)	1,517
Contributions by employer	1,281	0
Benefit payments	(318)	(2,341)
Exchange gain (loss)	(429)	1,882
Ending Balance	8,470	26,568
Present value of defined benefit obligation
Disclosure of fair value of plan assets [line items]
Beginning Balance	38,548	53,314
Interest income on plan assets	1,186	2,116
Actuarial gain (loss)	2,116	7,878
Assets distributed on settlement	(18,086)	(24,430)
Benefit payments	1,352	3,765
Exchange gain (loss)	158	(985)
Ending Balance	24,695	38,548
Employee benefit plans | Plan assets
Disclosure of fair value of plan assets [line items]
Beginning Balance	1,958	1,864
Interest income on plan assets	42	72
Actuarial gain (loss)	59	82
Contributions by employer	1,281	0
Benefit payments	(138)	(152)
Exchange gain (loss)	(61)	92
Ending Balance	0	1,958
Employee benefit plans | Present value of defined benefit obligation
Disclosure of fair value of plan assets [line items]
Beginning Balance	20,182	16,239
Interest income on plan assets	639	669
Actuarial gain (loss)	2,664	3,097
Assets distributed on settlement	(3,141)	0
Benefit payments	1,172	1,576
Exchange gain (loss)	(361)	428
Ending Balance	21,974	20,182
SERP | Plan assets
Disclosure of fair value of plan assets [line items]
Beginning Balance	24,610	46,195
Interest income on plan assets	736	1,809
Actuarial gain (loss)	(1,383)	1,435
Contributions by employer	0	0
Benefit payments	(180)	(2,189)
Exchange gain (loss)	(368)	1,790
Ending Balance	8,470	24,610
SERP | Present value of defined benefit obligation
Disclosure of fair value of plan assets [line items]
Beginning Balance	18,366	37,075
Interest income on plan assets	547	1,447
Actuarial gain (loss)	(548)	4,781
Assets distributed on settlement	(14,945)	(24,430)
Benefit payments	180	2,189
Exchange gain (loss)	519	(1,413)
Ending Balance	$ 2,721	$ 18,366